Fair Value Measurements (Details) - USD ($)	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnout liability	$ 26,618,278	$ 5,133,428	$ 0
Total liabilities measured at fair value	38,338,097	8,626,779
Warrant liability (Private Warrants)	203,078	21,557
Senior Secured Convertible Promissory Notes	4,204,743	2,825,366	$ 0
Warrant liability (Public Warrants)	7,311,998	646,428
Fair Value Inputs Level 2 [Member]
Earnout liability	0	0
Total liabilities measured at fair value	203,078	21,557
Warrant liability (Private Warrants)	203,078	21,557
Senior Secured Convertible Promissory Notes	0	0
Warrant liability (Public Warrants)	0	0
Fair Value Inputs Level 1 [Member]
Earnout liability	0	0
Total liabilities measured at fair value	7,311,998	646,428
Warrant liability (Private Warrants)	0	0
Senior Secured Convertible Promissory Notes	0	0
Warrant liability (Public Warrants)	7,311,998	646,428
Fair Value Inputs Level 3 [Member]
Earnout liability	26,618,278	5,133,428
Total liabilities measured at fair value	30,823,021	7,958,794
Warrant liability (Private Warrants)	0	0
Senior Secured Convertible Promissory Notes	4,204,743	2,825,366
Warrant liability (Public Warrants)	$ 0	$ 0